Cash flows information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Cash Flows Information [Abstract]
Disclosure of Transactions not Requiring Use of Cash Flows
a.
Transactions not requiring the use of cash flows:

		December 31, 2025		December 31, 2024		December 31, 2023
Investing activities
Right-of-use assets	Ps.	(4,303,756)	Ps.	(2,303,932)	Ps.	(1,422,168)
Property, furniture, equipment, leasehold improvements		(233,466)		(135,495)		(178,685)
Financing activities
Lease liabilities	Ps.	4,303,756	Ps.	2,303,932	Ps.	1,422,168
Long-term debt		233,466		135,495		178,685

Reconciliation of Financing Items
b.
Reconciliation of financing items:

	Promissory Notes				Financing of transportation and store equipment and credit lines		Supplier finance arrangement
	Related parties		Third parties (debt)		Debt		Debt		Total
As of January 1, 2025	Ps.	—	Ps.	—	Ps.	348,703	Ps.	684,755	Ps.	1,033,458
Increase of new debt (non-cash transactions)		—		—		233,466		—		233,466
Payment of debt		—		—		(176,250)		—		(176,250)
Interest payment on debt		—		—		(88,126)		—		(88,126)
Accrued interest on debt		—		—		88,126		—		88,126
Proceeds from credit lines		—		—		723,836		—		723,836
Finance obtained through supplier finance arrangements		—		—		—		6,276,203		6,276,203
Payments made on supplier finance arrangements		—		—		—		(5,841,762)		(5,841,762)
As of December 31, 2025	Ps.	—	Ps.	—	Ps.	1,129,755	Ps.	1,119,196	Ps.	2,248,951

As of January 1, 2024	Ps.	4,340,452	Ps.	449,716	Ps.	421,887	Ps.	449,850	Ps.	5,661,905
Increase of new debt (non-cash transactions)		—		—		135,495		—		135,495
Interest payable on Promissory Notes (non cash)		76,168		6,420		—		—		82,588
Payment of principal of Promissory Notes		(1,687,810)		(286,977)		—		—		(1,974,787)
Payment of accrued interests of Promissory Notes		(2,774,333)		(181,162)		—		—		(2,955,495)
Amortization of issuance costs		—		5,967		—		—		5,967
Payment of debt		—		—		(208,679)		—		(208,679)
Interest payment on debt		—		—		(94,734)		—		(94,734)
Accrued interest on debt		—		—		94,734		—		94,734
Finance obtained through supplier finance arrangements		—		—		—		3,498,928		3,498,928
Payments made on supplier finance arrangements		—		—		—		(3,264,023)		(3,264,023)
Exchange rate fluctuation		45,523		6,036		—		—		51,559
As of December 31, 2024	Ps.	—	Ps.	—	Ps.	348,703	Ps.	684,755	Ps.	1,033,458